Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (42,104)
Three Point Seven Zero Margin [Member] | NIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 134,000	kr 1,000,000
Variable interest rate on debt	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (20,665)
Remaining Term (years)	4 months 24 days
Six Point Zero Margin [Member] | NIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 146,500	kr 1,200,000
Variable interest rate on debt	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ (10,532)
Remaining Term (years)	1 year 8 months 31 days
Four Point Six Zero Margin [Member] | NIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 102,000	kr 850,000
Variable interest rate on debt	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ (10,907)
Remaining Term (years)	3 years 7 months 31 days